General and administrative (Tables)	12 Months Ended
Dec. 31, 2025
General and administrative [abstract]
Schedule of general and administrative expense

Components of general and administrative expenses for the years ended December 31, 2025, 2024 and 2023 were as follows:

	2025	2024	2023
	$	$	$
Professional fees	3,278,735	3,074,130	3,248,233
Investor relations	1,896,573	1,748,242	665,915
Salaries, wages and benefits (Note 15[i])	2,204,319	2,658,364	1,855,087
Consulting fees	793,753	797,863	1,305,434
Office and general administrative	889,573	879,272	2,294,476
Foreign exchange loss (gain)	(15,035)	252,226	(336,421)
	9,047,918	9,410,097	9,032,724